Earnings Per Share - Summary of share data used in the basic and diluted earnings per share computations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Weighted average number of ordinary shares for basic earnings per share	59,064	56,685	53,364
Effect of dilution:
Warrants		158
Weighted average number of ordinary shares adjusted for effect of dilution	59,064	56,843	53,364